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[AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1171
713-626-1919


A I M Advisors, Inc.


   March 13, 2007



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:  AIM Counselor Series Trust
        CIK No. 0001112996

   Ladies and Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Counselor Series Trust (the "Fund") that the Prospectus relating to the Class A, Class B and Class C shares of AIM Select Real Estate Income Fund, the Prospectus relating to the Institutional Class shares of AIM Select Real Estate Income Fund, and the Statement of Additional Information relating to the Class A, Class B, Class C shares and Institutional Class shares of AIM Select Real Estate Income Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 29 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 29 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on March 12, 2007.

   Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

   Sincerely,

   /s/ PETER A. DAVIDSON

   Peter A. Davidson
   Counsel

A Member of the AMVESCAP Group